Other Operating Income (Expenses), Net - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Principal credit arising from the final and unappealable decision, which is no longer a contingent asset		R$ 52,631
Avon [member]
Statement [Line Items]
Financial structuring expense	R$ 115,696
Legal expenses	17,281
Regulatory expenses	18,030
Executive compensation plans	R$ 152,909